Commitments, Contingencies and Guarantees - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Unrecognized Tax Benefits		€ 227.1	€ 208.7
Legal fees Nikon (gross)			150.0
Loss Contingency, Loss in Period		0.0
Legal Fees			131.0	€ 0.0
Contractual Obligation	[1]	8,600.4
Zeiss Commitment Consideration already paid During the Year		282.8	€ 275.1	€ 147.5
Non-committed guarantee facility		85.0
Non Committed Credit Facility with Subsidiary		130.0
Line of Credit Facility, Maximum Cash Advances Included in Credit Facility		€ 75.0
Operating Lease, Weighted Average Remaining Lease Term		10 years
Parental Guarantee Agreement Regarding Real Estate Lease of Subsidiary		€ 92.4

[1]	4. We have excluded unrecognized tax benefits for an amount of €227.1 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.